Bonds and Borrowings - Schedule of Composition of the Bonds (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about borrowings [line items]
Bonds	¥ 9,991	¥ 19,975
1st Unsecured Bonds issued June 2015
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency	10,000
Bonds	¥ 9,991	9,983
Interest rate	0.67%
Maturity	June 2022
2nd Unsecured Bonds issued December 2015
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency	¥ 10,000
Bonds		¥ 9,992
Interest rate	0.42%
Maturity	December 2020